Quarterly Holdings Report
for
Fidelity® SAI Investment Grade Securitized Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IVG-NPRT3-0726
1.9908925.103
Asset-Backed Securities - 3.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (h)	63,175	63,406
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (h)	331,410	334,252
TOTAL CANADA		397,658
UNITED STATES - 3.9%
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (h)	58,871	59,186
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (h)	1,800,000	1,807,179
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (h)	5,000,000	4,969,365
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	368,024	369,602
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (h)	95,085	95,523
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (h)	140,364	140,465
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (h)	510,000	507,564
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (h)	400,000	398,150
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (h)	656,441	654,253
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (h)	149,717	150,654
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	179,134	180,622
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	389,063	392,398
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	460,000	459,140
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	145,000	143,743
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (h)	800,000	788,167
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (h)	202,474	202,858
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (h)	224,211	224,181
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (h)	84,827	85,457
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (h)	471,481	472,535
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (h)	230,000	232,766
Enterprise Fleet Financing LLC Series 2026-2 Class A3, 4.51% 6/20/2030 (h)	900,000	899,631
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (h)	479,806	484,073
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	25,457	25,485
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	115,000	115,394
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (h)	1,296,000	1,296,818
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (h)	90,000	90,288
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (h)(i)	10,486	8,652
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (h)	593,126	594,917
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	621,070	623,903
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (h)	274,214	275,677
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (h)	420,845	423,281
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	935,000	935,587
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	420,000	416,800
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (h)	2,100,000	2,090,585
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (h)	597,331	603,531
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (h)	485,000	484,986
Reach ABS Trust Series 2026-2A Class B, 4.81% 2/15/2035 (h)	1,000,000	1,000,096
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (h)	303,293	303,680
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (h)	907,689	910,102
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (h)	280,511	282,532
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (h)	400,000	399,053
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (h)	500,000	494,478
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (h)	418,856	419,513
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (h)	4,600,000	4,574,686
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (h)	962,920	906,148
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (h)	667,512	671,546
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	800,000	795,430
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (h)	706,616	709,573
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (h)	43,638	44,268
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (h)	1,021,102	1,009,995
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	58,464	58,547
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	75,579	75,852
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	550,000	545,106
TOTAL UNITED STATES		34,904,021
TOTAL ASSET-BACKED SECURITIES (Cost $35,263,321)		35,301,679

Collateralized Mortgage Obligations - 14.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.3%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (h)	119,103	119,204
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (h)	1,404,636	1,240,898
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (c)(d)(h)(k)	70,297	7
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.4781% 5/27/2037 (c)(d)(h)	15,818	15,792
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	7,259	7,335
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	12,741	12,914
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	9,533	9,658
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	12,944	13,142
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	3,944	4,009
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,393	2,453
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	4,537	4,685
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8234% 11/25/2032 (c)(j)	488	8
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 12/25/2033 (c)(j)	18,543	1,921
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 3/25/2033 (c)(j)	3,783	349
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	41,310	41,781
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9934% 6/25/2035 (c)(j)	29,899	1,653
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.8609% 8/25/2035 (c)(d)	782	802
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	41,018	41,033
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.9134% 12/25/2036 (c)(j)	9,496	759
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.7134% 5/25/2037 (c)(j)	6,496	520
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.2605% 6/25/2037 (c)(d)	19,388	24,498
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (c)(d)	1,905	2,095
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	24,440	23,547
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	192,352	185,570
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	89,158	88,461
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (j)	15,078	174
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	14,099	13,062
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	20,661	19,425
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (c)(j)	24,696	2,319
Fannie Mae Guaranteed REMIC Series 2013-88 Class ZE, 3% 7/25/2043	7,418,534	6,769,211
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (j)	113,716	15,186
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	157,876	151,215
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (j)	73,765	9,331
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	177,279	150,532
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	188,397	159,972
Fannie Mae Guaranteed REMIC Series 2021-68 Class KJ, 2.25% 10/25/2051	3,961,350	3,511,368
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	350,724	297,819
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	156,052	139,008
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	355,002	316,263
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	237,037	212,067
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	2,712,796	2,424,426
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	244,575	217,107
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	224,704	209,536
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	436,177	402,711
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	538,626	511,053
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	315,323	294,326
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,489,183	3,182,062
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	562,969	507,685
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,792,016	1,597,358
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	177,450	158,281
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	184,050	180,445
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,102,025	994,754
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	317,344	296,144
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	336,374	307,307
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1621% 11/25/2053 (c)(d)	6,058,665	6,154,675
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (c)(d)	4,140,616	4,200,893
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (c)(d)	2,986,583	3,006,475
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (j)	14,516	387
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2621% 6/25/2054 (c)(d)	2,924,339	2,974,604
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2621% 8/25/2054 (c)(d)	2,906,525	2,956,288
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (c)(d)	629,660	633,515
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (c)(d)	769,157	775,844
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (c)(d)	927,817	935,539
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (c)(d)	1,939,857	1,954,414
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (c)(d)	691,638	696,557
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	403,296	402,005
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	616,416	606,359
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	440,151	410,619
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(j)	9,228	1,343
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(j)	5,676	731
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (j)	8,840	1,273
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(j)	5,175	817
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (j)	17,568	2,624
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	3,921	3,969
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	251,342	247,380
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	286,040	255,187
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	139,185	123,875
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	291,927	260,723
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	433,261	371,683
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	4,980	5,058
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	4,886	4,971
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	10,697	10,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	2,239	2,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,607	3,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	13,089	13,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.4427% 11/15/2031 (c)(j)	5,299	218
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	12,762	13,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	17,451	17,949
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (j)	6,763	882
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	269,185	273,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	19,533	19,980
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	93,665	93,887
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	47,299	48,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	57,153	57,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	24,472	24,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8427% 2/15/2036 (c)(j)	8,592	678
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	26,930	27,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	72,213	73,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9027% 11/15/2036 (c)(j)	28,253	2,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8227% 6/15/2037 (c)(j)	23,559	2,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	9,667	9,763
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	128,247	129,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	16,979	16,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	16,057	15,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (j)	10,365	606
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (j)	27,725	573
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	44,723	44,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	43,487	43,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	133,902	129,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	279,230	270,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	136,659	133,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	528,050	487,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	759,248	660,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	612,417	523,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	350,128	299,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	343,278	290,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	290,248	257,669
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	882,010	774,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	173,620	158,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,192,521	1,067,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	186,279	165,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	296,629	264,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	170,006	154,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	249,007	221,595
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	206,272	181,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	249,008	221,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	128,893	117,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	605,638	553,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	8,294,041	7,684,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	1,677,506	1,562,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	5,126,736	4,800,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	220,658	205,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	138,200	126,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,522,470	1,394,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	3,984,939	3,546,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	2,737,740	2,591,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1621% 7/25/2052 (c)(d)	2,200,970	2,181,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	900,039	886,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (c)(d)	2,519,870	2,497,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (c)(d)	3,668,641	3,635,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (c)(d)	3,830,456	3,781,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2621% 9/25/2052 (c)(d)	2,266,352	2,250,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (c)(d)	1,261,110	1,266,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (c)(d)	848,354	854,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (c)(d)	506,475	507,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FE, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (c)(d)	1,087,123	1,097,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (c)(d)	962,769	969,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (c)(d)	1,156,802	1,160,771
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	10,993	11,154
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	3,879	3,938
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	1,738	1,765
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,097	1,110
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (c)(d)(l)	10,000	9,959
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (c)(d)(l)	3,249	3,247
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (c)(d)(l)	99	99
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (l)	1,002	944
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	27,932	25,652
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (c)(d)(l)	46,500	46,442
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	37,452	37,723
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7605% 5/16/2034 (c)(j)	21,846	1,010
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4605% 8/17/2034 (c)(j)	8,099	672
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9505% 6/16/2037 (c)(j)	13,807	995
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	262,731	256,864
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	58,224	56,913
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (j)	2,131	46
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (j)	65,060	6,251
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	49,572	49,199
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	78,274	73,203
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	329,029	300,434
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1171% 1/20/2049 (c)(d)	53,874	53,863
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 10/20/2049 (c)(d)	103,041	102,006
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.1671% 2/20/2049 (c)(d)	192,177	190,581
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (h)	785,135	767,501
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (h)(i)	165,763	163,753
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (h)	689,666	647,948
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (c)(h)	622,344	620,539
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (h)	585,347	549,092
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (h)	1,018,058	943,908
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (h)(i)	449,937	449,983
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(h)	826,787	821,622
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (h)	35,689	35,274
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(h)	181,478	177,358
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (c)(h)	2,063,213	2,056,254
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (h)	1,626,367	1,543,000
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(h)	590,936	590,996
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(h)	5,655,290	5,544,268
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(h)	596,623	580,723
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (c)(h)	1,400,000	1,404,363
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (h)	192,650	181,444
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.3388% 9/25/2043 (c)(d)	159,752	155,927
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(h)	923,133	926,615
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (h)(i)	3,363,805	3,376,440
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (h)(i)	4,742,447	4,699,098
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3385% 9/25/2033 (c)	16,842	16,785
TOTAL UNITED STATES		130,247,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $128,426,385)		130,247,575

Commercial Mortgage Securities - 16.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 16.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (c)(d)(h)	2,670,000	2,680,847
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (h)	182,379	178,310
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,480,783	1,466,452
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	91,742	91,297
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	387,146	381,473
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	258,381	257,100
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	501,327	496,001
BANK Series 2018-BN15 Class A3, 4.138% 11/15/2061	2,318,933	2,293,009
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	705,202	692,451
BANK Series 2020-BN25 Class XB, 0.5286% 1/15/2063 (c)(j)	6,959,678	111,031
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (c)(j)	4,387,761	158,315
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	600,000	622,178
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	1,800,000	1,848,497
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (h)	683,493	675,570
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	201,413	200,559
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (c)(j)	11,075,395	194,476
Benchmark Mortgage Trust Series 2023-V3 Class XA, 1.0523% 7/15/2056 (c)(j)	44,550,231	640,467
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (c)(d)(h)	752,731	750,210
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (c)(d)(h)	2,036,482	2,039,028
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7902% 9/15/2056 (c)(j)	18,728,291	876,374
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	700,000	720,463
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,600,000	1,593,029
BMO Mortgage Trust Series 2026-5C14 Class A3, 5.2094% 3/15/2059	5,000,000	5,065,734
BX 2019 Trust Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (c)(h)(j)	114,700,000	2,573,054
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (c)(d)(h)	147,000	146,265
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (c)(d)(h)	3,217,681	3,212,656
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (c)(d)(h)	117,563	117,599
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (c)(d)(h)	254,841	255,318
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (c)(h)	1,198,053	1,199,177
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (c)(d)(h)	2,323,483	2,327,114
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (c)(d)(h)	943,669	942,489
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (c)(d)(h)	3,681,300	3,683,601
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (c)(d)(h)	1,694,657	1,696,776
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (c)(d)(h)	5,580,696	5,594,420
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (c)(d)(h)	455,700	456,412
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	725,698	716,069
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	103,812	103,421
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(h)	747,000	747,574
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (h)(j)	26,131,000	157,379
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,583,583	1,575,480
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,655,987	4,599,832
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,037,393	3,031,103
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6772% 12/10/2049 (c)(j)	5,465,716	3,933
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	62,972	62,840
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,500,000	1,484,326
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1319% 8/10/2056 (c)(j)	4,571,100	118,107
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	58,763	58,517
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	27,368	27,291
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	126,440	125,763
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(h)	163,000	163,913
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (c)(d)(h)	1,675,852	1,677,947
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (c)(d)(h)	1,026,865	1,027,827
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (c)(d)(h)	104,935	105,329
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.497% 4/25/2033 (c)	400,000	398,611
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.4758% 3/25/2033 (c)	400,000	398,769
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,800,000	1,760,895
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7513% 9/25/2030 (c)	262,205	256,098
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	5,100,000	5,126,151
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,100,000	1,087,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	962,295	949,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,600,000	1,578,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,800,000	2,761,455
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	1,300,000	1,291,027
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	900,000	891,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	900,000	893,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	2,500,000	2,416,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	700,000	624,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	3,300,000	2,938,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	1,200,000	1,197,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	1,200,000	1,195,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	700,000	695,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	1,100,000	1,097,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 3/25/2030 (c)(d)	3,194,263	3,190,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,100,000	3,100,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	2,100,000	2,091,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (c)(d)	1,298,899	1,297,921
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	300,000	298,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	600,000	593,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (c)(d)	3,597,708	3,592,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,200,000	1,192,308
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	3,300,000	3,269,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (c)(d)	2,611,812	2,608,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (c)(d)	3,698,393	3,693,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (c)(d)	3,799,600	3,797,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (c)(d)	2,299,935	2,297,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (c)	2,799,854	2,799,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1492% 11/25/2030 (c)	1,099,864	1,099,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (c)	999,989	999,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (c)(d)	4,200,000	4,199,977
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (c)(d)	3,200,000	3,201,004
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.7892% 10/10/2048 (c)(j)(k)	183,416	104
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	73,394	73,080
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	1,500,000	1,479,778
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	395,675
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	74,630	74,417
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	431,581	419,597
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (c)(d)(h)(k)	190,000	189,406
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(h)	506,000	505,921
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (h)	443,741	420,436
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (c)(h)(j)	3,810,547	83,338
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (c)	156,456	156,152
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	81,272	80,929
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	5,046	5,036
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (h)	121,347	120,149
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (c)(d)(h)(k)	332,189	331,981
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	233,186	231,668
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.525% 8/15/2033 (c)(d)(h)	704,715	573,215
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	1,692,925	1,691,088
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2559% 6/15/2054 (c)(j)	963,514	33,395
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(h)	1,039,671	1,020,116
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.0109% 12/15/2056 (c)(h)(j)	1,500,000	259,191
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (c)(d)(h)	1,380,000	1,380,863
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (c)(h)	613,000	609,585
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (c)(d)(h)	1,083,000	1,083,678
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	99,927	99,558
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	530,833	528,202
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1149% 12/15/2050 (c)(j)	4,761,365	56,018
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	296,160
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	1,100,000	1,128,447
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.7916% 7/15/2048 (c)(d)(h)	2,000,270	2,000,184
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	8,985	8,970
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class A3, 3.21% 11/15/2050	5,000,000	4,920,845
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	52,732	52,527
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9597% 12/15/2050 (c)(j)	6,113,943	63,070
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (c)(j)	3,489,529	44,520
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	453,315	452,415
TOTAL UNITED STATES		153,777,193
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $152,889,479)		153,777,193

U.S. Government Agency - Mortgage Securities - 100.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 100.9%
Fannie Mae 3.5% 12/1/2036	85,607	82,907
Fannie Mae 3.5% 5/1/2036	64,610	62,769
Fannie Mae 6.5% 7/1/2054	157,464	165,818
Fannie Mae 7% 8/1/2054	24,945	26,702
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (c)(d)	6,083	6,242
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (c)(d)	1,156	1,187
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	538	553
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.611%, 6.361% 8/1/2035 (c)(d)	13,555	13,956
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (c)(d)	962	991
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (c)(d)	915	944
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (c)(d)	4,941	5,142
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (c)(d)	927	954
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (c)(d)	7,141	7,454
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (c)(d)	10,556	11,024
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.392% 12/1/2040 (c)(d)	93,866	98,164
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (c)(d)	4,771	4,983
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (c)(d)	1,078	1,112
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (c)(d)	9,566	9,866
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (c)(d)	1,463	1,505
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,236,195	1,114,902
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,202,470	1,687,767
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	331,361	298,849
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	247,519	223,233
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	227,055	204,777
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,407,113	2,018,916
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,040,251	938,184
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	229,452	206,939
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	492,942	444,575
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	485,091	437,495
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	261,324	235,684
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,776,638	1,361,450
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	198,548	178,757
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	815,771	689,485
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	51,835	46,895
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	84,845	64,938
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	691,692	621,664
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	124,126	96,166
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,840,828	1,698,511
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	147,408	120,240
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	866,055	750,184
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	834,261	685,196
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	213,500	172,750
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	66,014	53,476
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	55,764	45,486
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,787,291	1,464,029
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	135,073	110,178
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	644,556	558,327
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	508,679	440,539
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	522,983	425,614
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	137,204	111,016
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	136,238	110,235
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,134,965	1,744,150
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,357,464	1,106,004
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	288,117	234,566
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	239,124	194,679
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	140,063	113,242
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	109,478	89,096
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	610,425	496,585
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	444,319	363,262
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	430,350	350,362
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	50,501	49,744
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	70,077	57,096
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	65,381	53,331
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	22,907	18,578
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	929,598	758,269
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	316,337	258,035
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	49,981	40,769
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	36,229	29,382
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	944,276	772,897
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	278,483	227,679
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	194,865	158,524
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	328,168	286,911
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	10,135,789	8,188,532
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	227,602	183,876
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	155,737	125,818
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	142,116	115,923
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	235,256	205,642
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	566,267	461,548
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	310,796	253,515
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	400,473	324,411
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	379,052	306,111
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	93,215	75,511
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	27,108	21,960
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	118,697	96,153
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	61,946	50,645
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	125,383	101,569
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	202,493	194,635
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	37,677	34,030
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	11,217,979	9,635,830
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	326,526	277,310
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,308,050	1,967,383
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	823,916	699,732
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	289,346	244,197
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	192,518	185,406
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	25,223	24,304
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	103,612	95,564
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	873,246	780,087
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	410,137	351,524
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	6,361,566	5,404,711
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,211,568	1,867,864
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	360,310	306,115
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	127,801	123,078
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	731,051	657,924
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	86,819	77,643
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,215,361	1,871,067
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,078,245	1,773,446
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	924,343	785,311
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	700,957	595,525
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	358,590	344,675
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,562,615	1,502,744
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	642,852	548,570
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	525,428	448,040
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	17,994	15,198
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	107,673	103,693
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	92,608	87,735
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	17,100	14,522
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	29,340	24,799
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	314,955	284,569
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	938,643	798,047
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	193,010	185,617
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	1,862,099	1,718,705
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	24,525	23,699
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	102,168	92,140
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	244,134	218,617
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	62,206	55,644
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	24,508	21,892
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	12,119,909	10,281,781
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,384,968	1,182,712
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	764,330	646,021
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,819	15,965
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	616,923	555,812
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,169,985	1,002,781
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,823,951	2,415,080
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	919,228	821,522
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,115,651	955,165
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	35,248	34,017
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	1,468,959	1,313,047
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	2,432,866	2,062,372
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	155,310	131,173
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,326,597	3,708,274
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	568,515	484,780
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	33,570	28,353
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	190,917	173,948
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	487,519	430,029
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	41,946	38,171
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	300,539	269,888
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	956,016	851,344
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	761,957	675,199
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	158,254	139,543
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	13,995	13,526
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	79,077	77,133
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	77,915	71,002
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	375,894	337,440
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	364,213	326,954
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	85,578	78,058
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,347,745	1,197,657
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	96,032	84,708
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	652,247	575,739
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,418	14,605
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,476	13,767
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	774,615	753,341
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	551,060	536,107
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	55,261	53,073
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,195	23,854
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	3,769,380	3,362,570
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	890,145	785,175
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	476,944	420,998
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	333,882	295,343
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	174,586	153,943
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	132,314	129,777
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	472,804	457,829
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	55,226	53,951
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	39,693	36,258
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	472,601	430,295
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	456,105	414,805
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	67,451	61,411
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,296,905	1,154,910
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	481,760	428,110
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	984,484	868,696
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	902,081	793,166
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	608,916	537,300
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	70,209	68,204
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	22,674	21,973
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	131,518	118,064
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	943,301	840,022
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,103,977	981,381
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	229,088	201,429
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	147,555	134,366
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	128,734	116,983
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	641,826	584,818
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	588,801	537,357
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,869,451	1,663,017
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	936,962	834,669
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	211,397	192,583
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	121,431	109,391
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	123,909	110,110
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	298,600	289,363
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	157,028	153,634
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	537,597	489,300
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	44,996	41,010
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	644,091	577,396
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	284,995	259,254
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,396,137	2,127,051
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	801,398	711,401
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	159,043	144,753
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	347,290	337,864
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	277,982	253,305
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	787,323	700,383
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	14,873	13,947
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	249,097	231,063
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	51,373	47,718
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	643,305	597,937
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050 (f)	14,293,969	13,392,413
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	193,626	177,127
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	67,398	61,823
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	46,894	43,996
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,312	14,369
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,349	5,012
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	67,355	62,597
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,284,476	2,113,373
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	586,243	544,899
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,217	12,377
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	11,999	11,225
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,757	8,176
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,450	5,112
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,119	2,889
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	315,854	289,137
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,630	4,329
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,284,401	4,011,977
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	437,305	405,645
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	84,725	78,591
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	49,179	45,680
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,437	9,786
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	129,504	119,906
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	66,707	61,768
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	172,291	157,771
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	65,278	60,972
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	43,812	40,695
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	95,103	88,981
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	69,294	64,790
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	16,517	15,461
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,416	9,754
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	23,191	21,353
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	191,805	174,741
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	12,644	11,871
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	129,383	125,544
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	43,001	41,725
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	441,951	414,594
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	967,030	888,558
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	163,274	158,430
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	202,675	190,200
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	11,371	10,653
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	86,122	79,994
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	59,984	55,754
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	2,020,158	1,857,489
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	69,160	64,892
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	28,635	26,844
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,154	11,441
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	47,991	44,607
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	388,806	361,386
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	292,737	283,004
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,039	10,678
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,266	4,134
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	204,218	195,167
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,408	6,201
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,590	10,265
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	10,938	10,547
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	31,979	30,490
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	106,673	103,139
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,920	9,627
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	82,156	79,331
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	45,355	43,046
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,336	6,119
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	136,896	131,086
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	3,658,584	3,568,350
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	238,808	230,895
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	27,787	26,859
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	12,605	12,126
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,584	6,403
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,971	5,776
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	37,549	36,375
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	14,588	14,136
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	110,527	106,494
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,876	19,185
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,929	16,313
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,491	7,232
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	160,406	154,687
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	116,277	112,196
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	82,650	79,757
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	38,983	37,608
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,312	22,478
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	17,527	16,891
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	71,750	68,470
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	48,915	46,686
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	869,033	822,343
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	19,712	19,104
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,249	9,923
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,524	1,480
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	22,935	21,604
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	731,429	691,961
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,136	5,852
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4	3
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	35,140	34,786
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	8,511	8,409
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	30,414	29,917
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	70,167	69,633
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	699,448	683,854
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	80,250	79,308
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	24,996	24,678
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,679	6,566
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	58,787	58,050
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	117,708	116,241
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	164,729	162,605
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	54,242	53,551
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	381,361	376,788
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	106,210	104,902
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	33,181	32,716
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	533,607	529,381
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	42,606	41,912
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,615	6,465
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	7,729	7,624
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,343	5,270
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	424,837	412,975
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	23,145	22,852
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	317,562	310,383
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	843,863	841,216
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	623,449	622,467
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,079,321	2,072,798
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	889,586	889,298
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	446,770	446,067
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,207,085	2,202,231
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	35,284	35,511
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	20,254	20,376
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,137	9,205
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	440,698	443,499
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,447	6,493
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	14,001	14,085
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,161	1,170
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	9,172,579	9,175,338
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (c)	62,323	62,467
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	733,615	745,717
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,743,523	2,801,641
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,351,305	2,380,541
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	288,432	292,649
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	10,161,910	10,285,086
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	862,966	876,932
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	923,252	942,233
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,853,338	1,876,382
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	24,848	25,108
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,542,854	1,566,859
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	429,447	433,310
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,057,303	1,080,031
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	21,341	21,536
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	540,896	549,819
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,576,028	1,595,624
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	24,498	24,694
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	97,215	100,182
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,459,475	1,517,568
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,372,131	2,440,961
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,790,952	1,860,000
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	659,151	685,388
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	274,543	285,642
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,501,592	1,548,691
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	972,085	1,011,765
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	953,875	994,302
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	462,841	482,457
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,727,163	1,791,458
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	836,131	866,995
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	612,914	635,347
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	1,424,414	1,467,445
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,001,023	3,116,724
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,556,371	3,650,720
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	615,821	636,051
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,806,587	1,875,109
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,109,546	1,149,787
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	248,486	256,070
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	2,048,947	2,111,133
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	662,318	683,506
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,550,982	1,614,172
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	3,691,318	3,880,242
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,111	6,398
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,037,696	1,091,454
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	909,588	959,552
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	119,973	126,642
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,803	1,889
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	968,349	1,008,151
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	384	401
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	666	699
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	3,388,605	3,575,801
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	8,368	8,743
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,087,474	1,132,682
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	616	645
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,719,656	3,922,817
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,143,332	2,232,433
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	528,634	555,690
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	798,416	843,770
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,933	3,071
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,677	1,756
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	224,588	236,946
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	625,778	660,739
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	465,447	492,032
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	747,438	787,327
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (c)	11,991	12,375
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	189	188
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	561,101	602,456
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	242,279	258,886
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	73	72
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	492,550	527,467
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	19,115	20,376
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	79	78
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	354	360
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	410,378	441,458
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	98,134	104,448
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	32,293	34,482
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	368,216	394,060
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	14,285	15,097
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	19,474	20,955
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	67	66
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	20,626	22,239
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	200	199
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	298,440	318,897
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	230,165	246,985
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	50	49
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,042	1,091
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	6,348	6,694
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,152	1,214
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,120	3,277
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,325	1,397
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	700	736
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	329	344
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	280	294
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	243	256
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	149	155
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,028	1,063
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	17,333	18,257
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	72	74
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,418	4,666
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,377	4,655
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	11,148	11,732
Freddie Mac Gold Pool 1.5% 1/1/2036	1,128,617	1,017,880
Freddie Mac Gold Pool 1.5% 1/1/2051	2,176,451	1,667,829
Freddie Mac Gold Pool 1.5% 11/1/2035	725,456	654,275
Freddie Mac Gold Pool 1.5% 11/1/2050	51,555	39,877
Freddie Mac Gold Pool 1.5% 12/1/2035	697,248	628,835
Freddie Mac Gold Pool 1.5% 12/1/2050	33,027	25,546
Freddie Mac Gold Pool 1.5% 2/1/2036	603,197	544,012
Freddie Mac Gold Pool 1.5% 2/1/2051	2,218,141	1,699,776
Freddie Mac Gold Pool 1.5% 3/1/2041	121,668	102,743
Freddie Mac Gold Pool 1.5% 3/1/2051	907,553	695,464
Freddie Mac Gold Pool 1.5% 4/1/2051	1,720,626	1,316,914
Freddie Mac Gold Pool 1.5% 5/1/2036	672,408	605,382
Freddie Mac Gold Pool 1.5% 6/1/2051	31,052	24,058
Freddie Mac Gold Pool 1.5% 7/1/2035	184,032	166,492
Freddie Mac Gold Pool 1.5% 8/1/2035	382,684	345,853
Freddie Mac Gold Pool 2% 1/1/2051	294,315	237,956
Freddie Mac Gold Pool 2% 1/1/2051	142,467	115,186
Freddie Mac Gold Pool 2% 1/1/2051	67,294	54,744
Freddie Mac Gold Pool 2% 1/1/2051	46,903	38,156
Freddie Mac Gold Pool 2% 10/1/2051	2,431,231	1,979,346
Freddie Mac Gold Pool 2% 10/1/2051	127,103	103,558
Freddie Mac Gold Pool 2% 11/1/2041	485,284	419,911
Freddie Mac Gold Pool 2% 11/1/2050 (g)	2,991,698	2,420,681
Freddie Mac Gold Pool 2% 11/1/2050	1,126,273	923,623
Freddie Mac Gold Pool 2% 11/1/2050	14,188	11,498
Freddie Mac Gold Pool 2% 11/1/2051	1,933,573	1,574,186
Freddie Mac Gold Pool 2% 11/1/2051	1,211,717	983,848
Freddie Mac Gold Pool 2% 11/1/2051	1,184,470	965,056
Freddie Mac Gold Pool 2% 11/1/2051	179,264	146,057
Freddie Mac Gold Pool 2% 11/1/2051	105,753	86,163
Freddie Mac Gold Pool 2% 12/1/2051	607,545	494,623
Freddie Mac Gold Pool 2% 2/1/2051	1,345,742	1,088,043
Freddie Mac Gold Pool 2% 2/1/2052	1,654,673	1,346,090
Freddie Mac Gold Pool 2% 3/1/2041	758,355	663,259
Freddie Mac Gold Pool 2% 3/1/2051	1,455,339	1,176,653
Freddie Mac Gold Pool 2% 3/1/2051	614,206	501,005
Freddie Mac Gold Pool 2% 3/1/2051	487,977	398,041
Freddie Mac Gold Pool 2% 3/1/2051	70,634	57,218
Freddie Mac Gold Pool 2% 3/1/2051	68,684	56,025
Freddie Mac Gold Pool 2% 3/1/2051	41,648	33,972
Freddie Mac Gold Pool 2% 3/1/2052	589,620	474,870
Freddie Mac Gold Pool 2% 5/1/2051	7,820,263	6,400,948
Freddie Mac Gold Pool 2% 5/1/2051	228,623	185,272
Freddie Mac Gold Pool 2% 6/1/2050	1,744,585	1,423,050
Freddie Mac Gold Pool 2% 6/1/2052	3,308,648	2,675,068
Freddie Mac Gold Pool 2% 7/1/2051	237,552	191,840
Freddie Mac Gold Pool 2% 8/1/2050	2,722,993	2,205,817
Freddie Mac Gold Pool 2% 8/1/2050	93,232	75,991
Freddie Mac Gold Pool 2% 8/1/2050	15,444	12,598
Freddie Mac Gold Pool 2% 8/1/2051	236,177	191,320
Freddie Mac Gold Pool 2% 9/1/2050	375,450	306,019
Freddie Mac Gold Pool 2% 9/1/2050	62,061	50,274
Freddie Mac Gold Pool 2% 9/1/2051	473,880	386,394
Freddie Mac Gold Pool 2% 9/1/2051	81,315	66,303
Freddie Mac Gold Pool 2.5% 10/1/2040	789,942	710,482
Freddie Mac Gold Pool 2.5% 10/1/2041	3,932,756	3,519,256
Freddie Mac Gold Pool 2.5% 11/1/2031	165,979	159,841
Freddie Mac Gold Pool 2.5% 11/1/2041	1,981,348	1,769,325
Freddie Mac Gold Pool 2.5% 11/1/2041	118,447	105,921
Freddie Mac Gold Pool 2.5% 11/1/2050	3,453,187	2,955,369
Freddie Mac Gold Pool 2.5% 11/1/2051	630,536	532,544
Freddie Mac Gold Pool 2.5% 12/1/2051	1,068,955	908,171
Freddie Mac Gold Pool 2.5% 12/1/2051	249,907	211,069
Freddie Mac Gold Pool 2.5% 2/1/2042	369,308	331,472
Freddie Mac Gold Pool 2.5% 2/1/2051	2,295,138	1,967,853
Freddie Mac Gold Pool 2.5% 2/1/2051	13,815	11,732
Freddie Mac Gold Pool 2.5% 3/1/2051	6,494,591	5,515,699
Freddie Mac Gold Pool 2.5% 4/1/2042	82,578	73,600
Freddie Mac Gold Pool 2.5% 4/1/2052	364,929	311,978
Freddie Mac Gold Pool 2.5% 5/1/2041	3,892,858	3,505,636
Freddie Mac Gold Pool 2.5% 5/1/2041	779,932	703,976
Freddie Mac Gold Pool 2.5% 5/1/2051	2,186,430	1,847,999
Freddie Mac Gold Pool 2.5% 5/1/2051	995,832	852,271
Freddie Mac Gold Pool 2.5% 6/1/2031	19,958	19,310
Freddie Mac Gold Pool 2.5% 6/1/2040	122,659	110,914
Freddie Mac Gold Pool 2.5% 6/1/2041	97,334	87,012
Freddie Mac Gold Pool 2.5% 7/1/2050	1,884,764	1,618,943
Freddie Mac Gold Pool 2.5% 7/1/2050	1,112,440	952,416
Freddie Mac Gold Pool 2.5% 7/1/2051	1,507,277	1,286,217
Freddie Mac Gold Pool 2.5% 8/1/2041	1,231,524	1,099,647
Freddie Mac Gold Pool 2.5% 8/1/2050	1,314,055	1,126,261
Freddie Mac Gold Pool 3% 1/1/2043	41,631	38,132
Freddie Mac Gold Pool 3% 1/1/2052	8,341,244	7,334,145
Freddie Mac Gold Pool 3% 1/1/2052	124,465	109,437
Freddie Mac Gold Pool 3% 10/1/2051	1,020,781	903,915
Freddie Mac Gold Pool 3% 11/1/2032	540,318	523,209
Freddie Mac Gold Pool 3% 11/1/2050	65,543	57,814
Freddie Mac Gold Pool 3% 11/1/2051	2,850,093	2,521,122
Freddie Mac Gold Pool 3% 11/1/2051	958,725	844,469
Freddie Mac Gold Pool 3% 12/1/2030	42,084	41,070
Freddie Mac Gold Pool 3% 12/1/2032	152,146	148,017
Freddie Mac Gold Pool 3% 12/1/2032	61,886	59,998
Freddie Mac Gold Pool 3% 12/1/2042	210,410	192,843
Freddie Mac Gold Pool 3% 12/1/2050	536,731	473,437
Freddie Mac Gold Pool 3% 12/1/2051	980,077	863,277
Freddie Mac Gold Pool 3% 2/1/2033	39,742	38,844
Freddie Mac Gold Pool 3% 2/1/2043	23,260	21,390
Freddie Mac Gold Pool 3% 2/1/2043	12,184	11,171
Freddie Mac Gold Pool 3% 3/1/2043	18,754	17,184
Freddie Mac Gold Pool 3% 3/1/2052	83,886	73,758
Freddie Mac Gold Pool 3% 3/1/2052	62,856	55,267
Freddie Mac Gold Pool 3% 4/1/2032	5,139	5,008
Freddie Mac Gold Pool 3% 4/1/2034	73,095	70,526
Freddie Mac Gold Pool 3% 4/1/2046	28,045	25,193
Freddie Mac Gold Pool 3% 4/1/2046	27,446	24,703
Freddie Mac Gold Pool 3% 5/1/2046	439,574	395,225
Freddie Mac Gold Pool 3% 5/1/2046	68,905	61,927
Freddie Mac Gold Pool 3% 5/1/2051	896,545	790,540
Freddie Mac Gold Pool 3% 6/1/2035	3,158,355	3,029,372
Freddie Mac Gold Pool 3% 6/1/2046	442,019	396,734
Freddie Mac Gold Pool 3% 6/1/2050	864,223	768,791
Freddie Mac Gold Pool 3% 6/1/2052	201,895	177,518
Freddie Mac Gold Pool 3% 7/1/2032	7,702	7,485
Freddie Mac Gold Pool 3% 8/1/2032	11,413	11,087
Freddie Mac Gold Pool 3% 8/1/2032	6,673	6,482
Freddie Mac Gold Pool 3% 9/1/2048	597,593	532,911
Freddie Mac Gold Pool 3% 9/1/2049	8,929	7,974
Freddie Mac Gold Pool 3% 9/1/2050	15,445	13,624
Freddie Mac Gold Pool 3% 9/1/2051	853,359	752,460
Freddie Mac Gold Pool 3.5% 1/1/2046	42,864	39,776
Freddie Mac Gold Pool 3.5% 1/1/2048	4,944	4,596
Freddie Mac Gold Pool 3.5% 10/1/2047	18,745	17,423
Freddie Mac Gold Pool 3.5% 11/1/2033	215,108	208,634
Freddie Mac Gold Pool 3.5% 11/1/2047	135,891	126,307
Freddie Mac Gold Pool 3.5% 12/1/2033	80,496	78,506
Freddie Mac Gold Pool 3.5% 12/1/2046	80,374	74,646
Freddie Mac Gold Pool 3.5% 12/1/2047	31,704	29,468
Freddie Mac Gold Pool 3.5% 2/1/2034	191,732	185,018
Freddie Mac Gold Pool 3.5% 2/1/2043	225,343	211,452
Freddie Mac Gold Pool 3.5% 2/1/2043	21,857	20,631
Freddie Mac Gold Pool 3.5% 2/1/2052	158,836	145,649
Freddie Mac Gold Pool 3.5% 3/1/2032	96,790	94,900
Freddie Mac Gold Pool 3.5% 3/1/2046	589,499	549,579
Freddie Mac Gold Pool 3.5% 4/1/2042	511,325	482,896
Freddie Mac Gold Pool 3.5% 4/1/2043	244,658	229,488
Freddie Mac Gold Pool 3.5% 4/1/2043	26,046	24,466
Freddie Mac Gold Pool 3.5% 4/1/2043	5,807	5,448
Freddie Mac Gold Pool 3.5% 4/1/2046	404,306	375,092
Freddie Mac Gold Pool 3.5% 4/1/2046	80,105	74,446
Freddie Mac Gold Pool 3.5% 5/1/2034	94,348	91,841
Freddie Mac Gold Pool 3.5% 5/1/2045	792,906	738,229
Freddie Mac Gold Pool 3.5% 5/1/2046	865,207	805,391
Freddie Mac Gold Pool 3.5% 5/1/2046	455,838	423,226
Freddie Mac Gold Pool 3.5% 5/1/2046	113,385	105,113
Freddie Mac Gold Pool 3.5% 6/1/2032	323,620	317,031
Freddie Mac Gold Pool 3.5% 6/1/2042	27,777	26,141
Freddie Mac Gold Pool 3.5% 6/1/2045	942,818	878,458
Freddie Mac Gold Pool 3.5% 6/1/2045	151,715	141,638
Freddie Mac Gold Pool 3.5% 7/1/2032	322,957	316,293
Freddie Mac Gold Pool 3.5% 7/1/2032	70,482	69,067
Freddie Mac Gold Pool 3.5% 7/1/2042	1,141,456	1,071,851
Freddie Mac Gold Pool 3.5% 7/1/2047	325,263	302,629
Freddie Mac Gold Pool 3.5% 8/1/2034	161,072	156,712
Freddie Mac Gold Pool 3.5% 8/1/2047	506,342	471,108
Freddie Mac Gold Pool 3.5% 8/1/2047	60,539	56,269
Freddie Mac Gold Pool 3.5% 8/1/2047	38,271	35,608
Freddie Mac Gold Pool 3.5% 9/1/2042	1,414,037	1,326,339
Freddie Mac Gold Pool 3.5% 9/1/2042	316,874	297,282
Freddie Mac Gold Pool 3.5% 9/1/2046	104,743	97,410
Freddie Mac Gold Pool 3.5% 9/1/2046	23,820	22,167
Freddie Mac Gold Pool 3.5% 9/1/2047	9,809	9,117
Freddie Mac Gold Pool 3.5% 9/1/2047	8,145	7,571
Freddie Mac Gold Pool 4% 1/1/2036	176,481	173,540
Freddie Mac Gold Pool 4% 1/1/2042	92,416	89,257
Freddie Mac Gold Pool 4% 1/1/2044	10,964	10,509
Freddie Mac Gold Pool 4% 10/1/2041	11,795	11,405
Freddie Mac Gold Pool 4% 10/1/2042	7,024	6,770
Freddie Mac Gold Pool 4% 10/1/2043	27,370	26,277
Freddie Mac Gold Pool 4% 10/1/2043	12,227	11,720
Freddie Mac Gold Pool 4% 10/1/2052	920,386	872,735
Freddie Mac Gold Pool 4% 10/1/2052	34,422	32,435
Freddie Mac Gold Pool 4% 11/1/2040	415,365	401,941
Freddie Mac Gold Pool 4% 11/1/2042	122,399	118,264
Freddie Mac Gold Pool 4% 11/1/2042	58,904	56,962
Freddie Mac Gold Pool 4% 11/1/2042	24,009	23,167
Freddie Mac Gold Pool 4% 11/1/2042	20,903	20,116
Freddie Mac Gold Pool 4% 11/1/2042	9,573	9,206
Freddie Mac Gold Pool 4% 11/1/2042	818	803
Freddie Mac Gold Pool 4% 11/1/2043	138,322	133,296
Freddie Mac Gold Pool 4% 11/1/2048	37,256	35,394
Freddie Mac Gold Pool 4% 12/1/2047	469,806	447,608
Freddie Mac Gold Pool 4% 2/1/2041	170,450	165,069
Freddie Mac Gold Pool 4% 2/1/2042	26,322	25,465
Freddie Mac Gold Pool 4% 2/1/2043	16,166	15,539
Freddie Mac Gold Pool 4% 2/1/2043	7,010	6,732
Freddie Mac Gold Pool 4% 2/1/2044	14,823	14,243
Freddie Mac Gold Pool 4% 2/1/2044	8,075	7,771
Freddie Mac Gold Pool 4% 2/1/2045	139,638	134,301
Freddie Mac Gold Pool 4% 2/1/2048	211,011	201,041
Freddie Mac Gold Pool 4% 3/1/2042	28,071	27,079
Freddie Mac Gold Pool 4% 3/1/2042	27,446	26,515
Freddie Mac Gold Pool 4% 4/1/2042	462,613	446,334
Freddie Mac Gold Pool 4% 4/1/2042	24,740	23,907
Freddie Mac Gold Pool 4% 4/1/2042	5,258	5,058
Freddie Mac Gold Pool 4% 4/1/2043	11,228	10,818
Freddie Mac Gold Pool 4% 4/1/2048	20,940	19,944
Freddie Mac Gold Pool 4% 4/1/2048	17,880	17,029
Freddie Mac Gold Pool 4% 4/1/2048	10,500	10,001
Freddie Mac Gold Pool 4% 4/1/2048	4,554	4,338
Freddie Mac Gold Pool 4% 4/1/2048	4,243	4,041
Freddie Mac Gold Pool 4% 5/1/2042	28,667	27,752
Freddie Mac Gold Pool 4% 5/1/2043	11,366	10,922
Freddie Mac Gold Pool 4% 5/1/2043	5,356	5,140
Freddie Mac Gold Pool 4% 5/1/2043	1,763	1,696
Freddie Mac Gold Pool 4% 5/1/2045	52,811	51,051
Freddie Mac Gold Pool 4% 5/1/2048	320,050	304,456
Freddie Mac Gold Pool 4% 6/1/2043	14,705	14,223
Freddie Mac Gold Pool 4% 6/1/2045	32,852	31,554
Freddie Mac Gold Pool 4% 6/1/2047	135,627	129,431
Freddie Mac Gold Pool 4% 7/1/2042	256,397	246,946
Freddie Mac Gold Pool 4% 7/1/2043	25,221	24,238
Freddie Mac Gold Pool 4% 7/1/2043	22,439	21,606
Freddie Mac Gold Pool 4% 7/1/2043	9,712	9,320
Freddie Mac Gold Pool 4% 7/1/2043	6,958	6,674
Freddie Mac Gold Pool 4% 7/1/2043	6,852	6,573
Freddie Mac Gold Pool 4% 7/1/2045	81,239	77,992
Freddie Mac Gold Pool 4% 7/1/2048	107,722	102,868
Freddie Mac Gold Pool 4% 8/1/2041	2,779	2,685
Freddie Mac Gold Pool 4% 8/1/2044	3,916	3,754
Freddie Mac Gold Pool 4% 8/1/2044	3,793	3,661
Freddie Mac Gold Pool 4% 9/1/2041	25,809	24,954
Freddie Mac Gold Pool 4% 9/1/2042	1,280,054	1,235,470
Freddie Mac Gold Pool 4% 9/1/2042	15,153	14,669
Freddie Mac Gold Pool 4% 9/1/2043	18,866	18,148
Freddie Mac Gold Pool 4% 9/1/2043	12,345	11,843
Freddie Mac Gold Pool 4% 9/1/2043	7,096	6,803
Freddie Mac Gold Pool 4% 9/1/2043	2,524	2,426
Freddie Mac Gold Pool 4% 9/1/2043	568	558
Freddie Mac Gold Pool 4% 9/1/2048	195,984	186,189
Freddie Mac Gold Pool 4% 9/1/2048	38,573	36,645
Freddie Mac Gold Pool 4.5% 1/1/2041	113,396	112,144
Freddie Mac Gold Pool 4.5% 10/1/2035	5,179	5,143
Freddie Mac Gold Pool 4.5% 10/1/2039	477,284	472,320
Freddie Mac Gold Pool 4.5% 10/1/2039	127,910	126,491
Freddie Mac Gold Pool 4.5% 10/1/2039	9,035	8,936
Freddie Mac Gold Pool 4.5% 10/1/2040	11,534	11,396
Freddie Mac Gold Pool 4.5% 10/1/2041	61,703	60,958
Freddie Mac Gold Pool 4.5% 10/1/2047	8,747	8,551
Freddie Mac Gold Pool 4.5% 11/1/2039	5,902	5,841
Freddie Mac Gold Pool 4.5% 11/1/2040	2,489,097	2,458,742
Freddie Mac Gold Pool 4.5% 11/1/2040	59,317	58,649
Freddie Mac Gold Pool 4.5% 11/1/2047	19,164	18,667
Freddie Mac Gold Pool 4.5% 12/1/2039	5,328	5,268
Freddie Mac Gold Pool 4.5% 12/1/2040	10,885	10,755
Freddie Mac Gold Pool 4.5% 12/1/2048	526,982	515,537
Freddie Mac Gold Pool 4.5% 2/1/2041	19,764	19,550
Freddie Mac Gold Pool 4.5% 2/1/2041	17,781	17,579
Freddie Mac Gold Pool 4.5% 2/1/2041	17,330	17,117
Freddie Mac Gold Pool 4.5% 2/1/2041	14,049	13,874
Freddie Mac Gold Pool 4.5% 2/1/2041	8,740	8,634
Freddie Mac Gold Pool 4.5% 2/1/2047	8,017	7,862
Freddie Mac Gold Pool 4.5% 3/1/2041	39,920	39,459
Freddie Mac Gold Pool 4.5% 3/1/2041	16,124	15,937
Freddie Mac Gold Pool 4.5% 3/1/2041	8,597	8,498
Freddie Mac Gold Pool 4.5% 3/1/2044	1,732	1,707
Freddie Mac Gold Pool 4.5% 3/1/2047	10,388	10,189
Freddie Mac Gold Pool 4.5% 4/1/2041	15,725	15,528
Freddie Mac Gold Pool 4.5% 4/1/2041	13,579	13,423
Freddie Mac Gold Pool 4.5% 5/1/2039	74,132	73,454
Freddie Mac Gold Pool 4.5% 5/1/2039	30,889	30,613
Freddie Mac Gold Pool 4.5% 5/1/2039	6,379	6,313
Freddie Mac Gold Pool 4.5% 5/1/2041	20,258	20,003
Freddie Mac Gold Pool 4.5% 5/1/2041	12,184	12,042
Freddie Mac Gold Pool 4.5% 6/1/2041	26,095	25,827
Freddie Mac Gold Pool 4.5% 6/1/2041	12,764	12,629
Freddie Mac Gold Pool 4.5% 6/1/2041	2,898	2,874
Freddie Mac Gold Pool 4.5% 7/1/2047	9,326	9,127
Freddie Mac Gold Pool 4.5% 8/1/2040	66,722	65,981
Freddie Mac Gold Pool 4.5% 8/1/2041	2,790	2,760
Freddie Mac Gold Pool 4.5% 8/1/2041	2,003	1,980
Freddie Mac Gold Pool 4.5% 9/1/2039	23,061	22,845
Freddie Mac Gold Pool 4.5% 9/1/2039	1,619	1,605
Freddie Mac Gold Pool 4.5% 9/1/2041	4,701	4,648
Freddie Mac Gold Pool 5% 1/1/2035	10,032	10,110
Freddie Mac Gold Pool 5% 1/1/2053	663,018	660,938
Freddie Mac Gold Pool 5% 10/1/2052	529,731	528,897
Freddie Mac Gold Pool 5% 11/1/2033	91,524	92,205
Freddie Mac Gold Pool 5% 11/1/2052	1,224,811	1,222,883
Freddie Mac Gold Pool 5% 11/1/2052	542,366	542,190
Freddie Mac Gold Pool 5% 12/1/2034	36,309	36,597
Freddie Mac Gold Pool 5% 12/1/2052	1,251,903	1,249,933
Freddie Mac Gold Pool 5% 12/1/2052	197,532	196,789
Freddie Mac Gold Pool 5% 12/1/2052	154,075	153,737
Freddie Mac Gold Pool 5% 12/1/2052	141,661	141,128
Freddie Mac Gold Pool 5% 5/1/2052	1,880,791	1,877,830
Freddie Mac Gold Pool 5% 6/1/2052	2,501,126	2,497,189
Freddie Mac Gold Pool 5% 6/1/2052	1,313,522	1,314,738
Freddie Mac Gold Pool 5% 7/1/2033	2,249	2,250
Freddie Mac Gold Pool 5% 7/1/2041	7,805	7,872
Freddie Mac Gold Pool 5% 8/1/2036	57,596	58,098
Freddie Mac Gold Pool 5.5% 1/1/2055	1,702,387	1,734,381
Freddie Mac Gold Pool 5.5% 2/1/2054	600,451	606,415
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)	2,673,973	2,732,289
Freddie Mac Gold Pool 5.5% 4/1/2055	878,489	887,253
Freddie Mac Gold Pool 5.5% 5/1/2053	806,230	819,278
Freddie Mac Gold Pool 5.5% 9/1/2052	1,815,146	1,845,657
Freddie Mac Gold Pool 6% 10/1/2034	8,612	8,821
Freddie Mac Gold Pool 6% 10/1/2054	1,843,813	1,917,204
Freddie Mac Gold Pool 6% 11/1/2028	422	431
Freddie Mac Gold Pool 6% 11/1/2038	322,056	331,886
Freddie Mac Gold Pool 6% 11/1/2053	398,464	411,212
Freddie Mac Gold Pool 6% 2/1/2029	433	442
Freddie Mac Gold Pool 6% 2/1/2040	625,813	649,021
Freddie Mac Gold Pool 6% 3/1/2053	3,046,454	3,167,714
Freddie Mac Gold Pool 6% 3/1/2056	193,661	200,764
Freddie Mac Gold Pool 6% 4/1/2032	12,246	12,563
Freddie Mac Gold Pool 6% 4/1/2054	3,217,017	3,342,051
Freddie Mac Gold Pool 6% 4/1/2054	89,299	92,150
Freddie Mac Gold Pool 6% 5/1/2033	8,880	9,086
Freddie Mac Gold Pool 6% 6/1/2029	720	735
Freddie Mac Gold Pool 6% 6/1/2029	165	169
Freddie Mac Gold Pool 6% 7/1/2029	1,411	1,441
Freddie Mac Gold Pool 6% 7/1/2029	14	14
Freddie Mac Gold Pool 6% 7/1/2039	2,100,836	2,164,301
Freddie Mac Gold Pool 6% 8/1/2055	4,350,013	4,515,004
Freddie Mac Gold Pool 6% 8/1/2055	3,264,872	3,392,787
Freddie Mac Gold Pool 6% 9/1/2033	17,856	18,358
Freddie Mac Gold Pool 6% 9/1/2036	42,685	44,289
Freddie Mac Gold Pool 6% 9/1/2054	1,658,859	1,726,443
Freddie Mac Gold Pool 6% 9/1/2054	471,762	488,734
Freddie Mac Gold Pool 6.5% 1/1/2032	10,579	10,989
Freddie Mac Gold Pool 6.5% 1/1/2054	1,591,660	1,676,107
Freddie Mac Gold Pool 6.5% 1/1/2054	288,783	304,186
Freddie Mac Gold Pool 6.5% 10/1/2032	8,980	9,328
Freddie Mac Gold Pool 6.5% 10/1/2053	416,291	437,857
Freddie Mac Gold Pool 6.5% 10/1/2053	405,608	427,255
Freddie Mac Gold Pool 6.5% 12/1/2053	111,827	118,043
Freddie Mac Gold Pool 6.5% 2/1/2037	820	852
Freddie Mac Gold Pool 6.5% 3/1/2032	1,632	1,695
Freddie Mac Gold Pool 6.5% 3/1/2032	1,021	1,060
Freddie Mac Gold Pool 6.5% 3/1/2037	1,178	1,238
Freddie Mac Gold Pool 6.5% 4/1/2032	902	937
Freddie Mac Gold Pool 6.5% 4/1/2032	743	772
Freddie Mac Gold Pool 6.5% 5/1/2031	2,062	2,142
Freddie Mac Gold Pool 6.5% 5/1/2033	18,839	19,570
Freddie Mac Gold Pool 6.5% 9/1/2039	18,298	19,255
Freddie Mac Gold Pool 6.5% 9/1/2053	265,328	279,903
Freddie Mac Gold Pool 6.5% 9/1/2053	253,252	266,371
Freddie Mac Gold Pool 7% 1/1/2036	2,864	3,026
Freddie Mac Gold Pool 7% 1/1/2054	766,321	818,849
Freddie Mac Gold Pool 7% 1/1/2054	512,182	548,291
Freddie Mac Gold Pool 7% 1/1/2054	281,015	300,365
Freddie Mac Gold Pool 7% 10/1/2053	6,520	6,922
Freddie Mac Gold Pool 7% 11/1/2026	88	88
Freddie Mac Gold Pool 7% 11/1/2034	5,376	5,682
Freddie Mac Gold Pool 7% 11/1/2034	4,849	5,125
Freddie Mac Gold Pool 7% 12/1/2026	78	78
Freddie Mac Gold Pool 7% 12/1/2053	40,077	42,672
Freddie Mac Gold Pool 7% 7/1/2029	6,587	6,961
Freddie Mac Gold Pool 7% 7/1/2054	17,271	18,494
Freddie Mac Gold Pool 7% 8/1/2026	45	45
Freddie Mac Gold Pool 7% 8/1/2034	4,298	4,542
Freddie Mac Gold Pool 7% 9/1/2026	259	259
Freddie Mac Gold Pool 7% 9/1/2035	12,118	12,806
Freddie Mac Gold Pool 7.5% 1/1/2027	4	4
Freddie Mac Gold Pool 7.5% 11/1/2029	642	665
Freddie Mac Gold Pool 7.5% 11/1/2029	132	135
Freddie Mac Gold Pool 7.5% 2/1/2032	62,282	65,478
Freddie Mac Gold Pool 7.5% 6/1/2027	132	133
Freddie Mac Gold Pool 7.5% 7/1/2034	20,219	20,930
Freddie Mac Gold Pool 7.5% 9/1/2030	143	149
Freddie Mac Gold Pool 7.5% 9/1/2031	1,352	1,415
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	438,311	462,388
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	406,262	429,213
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	122,768	130,174
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	1,678,680	1,774,039
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (c)(d)	16,975	17,367
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (c)(d)	44,978	46,810
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (c)(d)	9,761	10,162
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (c)(d)	5,218	5,457
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (c)(d)	12,180	12,511
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (c)(d)	6,155	6,394
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.231% 5/1/2034 (c)(d)	286	294
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,181,588	5,284,877
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,493,037	4,569,964
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,766,805	1,800,920
Freddie Mac Non Gold Pool 5.5% 8/1/2053	721,484	735,415
Freddie Mac Non Gold Pool 5.5% 8/1/2053	427,907	435,234
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (c)(d)	45,219	46,899
Freddie Mac Non Gold Pool 6% 11/1/2054	1,422,996	1,475,079
Freddie Mac Non Gold Pool 6% 6/1/2053	286,783	297,369
Freddie Mac Non Gold Pool 6% 6/1/2053	243,881	252,426
Freddie Mac Non Gold Pool 6% 6/1/2053	228,603	236,970
Freddie Mac Non Gold Pool 6% 7/1/2053	210,540	218,312
Freddie Mac Non Gold Pool 6% 7/1/2053	198,265	205,521
Freddie Mac Non Gold Pool 6% 9/1/2053	862,069	889,647
Freddie Mac Non Gold Pool 6.5% 1/1/2055	822,711	866,103
Ginnie Mae I Pool 2.5% 1/20/2052	3,185,609	2,721,629
Ginnie Mae I Pool 2.5% 12/20/2051	4,871,920	4,162,330
Ginnie Mae I Pool 2.5% 12/20/2051	2,589,491	2,212,335
Ginnie Mae I Pool 2.5% 12/20/2051	1,156,884	986,939
Ginnie Mae I Pool 2.5% 8/20/2051	4,835,344	4,125,037
Ginnie Mae I Pool 3% 12/20/2042	144,269	131,175
Ginnie Mae I Pool 3% 3/20/2043	95,028	86,444
Ginnie Mae I Pool 3% 3/20/2043	39,301	35,791
Ginnie Mae I Pool 3% 4/15/2045	21,749	19,597
Ginnie Mae I Pool 3% 5/15/2043	24,139	22,003
Ginnie Mae I Pool 3% 6/15/2042	35,370	32,336
Ginnie Mae I Pool 3% 6/15/2043	46,963	43,271
Ginnie Mae I Pool 3% 6/15/2043	29,317	26,803
Ginnie Mae I Pool 3% 6/20/2042	174,020	159,226
Ginnie Mae I Pool 3% 7/15/2043	8,639	7,877
Ginnie Mae I Pool 3.5% 10/20/2052	984,766	895,730
Ginnie Mae I Pool 3.5% 2/15/2043	199,136	186,234
Ginnie Mae I Pool 3.5% 3/15/2042	9,040	8,471
Ginnie Mae I Pool 3.5% 3/15/2043	132,919	124,721
Ginnie Mae I Pool 3.5% 5/20/2046	22,334	20,592
Ginnie Mae I Pool 3.5% 5/20/2046	12,661	11,674
Ginnie Mae I Pool 3.5% 5/20/2046	11,273	10,393
Ginnie Mae I Pool 3.5% 5/20/2046	10,831	9,986
Ginnie Mae I Pool 3.5% 5/20/2046	9,640	8,888
Ginnie Mae I Pool 3.5% 5/20/2046	6,003	5,523
Ginnie Mae I Pool 3.5% 6/20/2046	40,272	37,131
Ginnie Mae I Pool 3.5% 6/20/2046	15,431	14,227
Ginnie Mae I Pool 3.5% 6/20/2046	14,087	12,989
Ginnie Mae I Pool 3.5% 6/20/2046	12,984	11,972
Ginnie Mae I Pool 3.5% 6/20/2046	10,898	10,048
Ginnie Mae I Pool 3.5% 6/20/2046	7,601	7,008
Ginnie Mae I Pool 3.5% 6/20/2046	5,066	4,676
Ginnie Mae I Pool 3.5% 7/15/2043	15,002	14,041
Ginnie Mae I Pool 3.5% 7/20/2043	36,549	33,997
Ginnie Mae I Pool 3.5% 7/20/2046	709,129	655,231
Ginnie Mae I Pool 3.5% 7/20/2052	5,352,540	4,871,942
Ginnie Mae I Pool 3.5% 8/20/2052	3,145,498	2,863,068
Ginnie Mae I Pool 3.5% 9/20/2052	4,826,196	4,392,859
Ginnie Mae I Pool 4% 1/15/2042	4,529	4,349
Ginnie Mae I Pool 4% 1/15/2043	16,587	15,892
Ginnie Mae I Pool 4% 10/15/2040	72,379	69,689
Ginnie Mae I Pool 4% 10/15/2040	28,458	27,414
Ginnie Mae I Pool 4% 10/15/2040	6,605	6,362
Ginnie Mae I Pool 4% 10/15/2040	3,067	2,956
Ginnie Mae I Pool 4% 10/15/2041	123,107	118,224
Ginnie Mae I Pool 4% 10/15/2041	34,295	32,983
Ginnie Mae I Pool 4% 10/15/2041	18,621	17,894
Ginnie Mae I Pool 4% 10/15/2041	13,214	12,669
Ginnie Mae I Pool 4% 10/15/2041	1,937	1,857
Ginnie Mae I Pool 4% 11/15/2041	89,538	86,057
Ginnie Mae I Pool 4% 11/15/2042	5,487	5,260
Ginnie Mae I Pool 4% 12/15/2040	6,337	6,114
Ginnie Mae I Pool 4% 12/15/2040	3,153	3,035
Ginnie Mae I Pool 4% 12/15/2041	36,301	34,918
Ginnie Mae I Pool 4% 12/15/2041	29,218	28,055
Ginnie Mae I Pool 4% 12/15/2041	1,518	1,459
Ginnie Mae I Pool 4% 12/15/2042	6,216	5,967
Ginnie Mae I Pool 4% 2/15/2041	11,578	11,148
Ginnie Mae I Pool 4% 2/15/2042	61,058	58,666
Ginnie Mae I Pool 4% 2/15/2042	13,707	13,163
Ginnie Mae I Pool 4% 3/15/2040	10,576	10,177
Ginnie Mae I Pool 4% 3/15/2041	24,155	23,317
Ginnie Mae I Pool 4% 3/15/2041	4,918	4,737
Ginnie Mae I Pool 4% 3/15/2042	43,946	42,188
Ginnie Mae I Pool 4% 3/15/2042	13,405	12,875
Ginnie Mae I Pool 4% 3/15/2042	7,184	6,886
Ginnie Mae I Pool 4% 4/15/2042	9,560	9,157
Ginnie Mae I Pool 4% 4/15/2043	3,355	3,222
Ginnie Mae I Pool 4% 5/15/2041	58,372	56,681
Ginnie Mae I Pool 4% 5/20/2049	151,054	142,041
Ginnie Mae I Pool 4% 6/15/2041	83,816	80,584
Ginnie Mae I Pool 4% 6/15/2041	8,878	8,535
Ginnie Mae I Pool 4% 6/15/2041	6,148	5,901
Ginnie Mae I Pool 4% 6/15/2041	6,056	5,855
Ginnie Mae I Pool 4% 6/15/2042	2,221	2,128
Ginnie Mae I Pool 4% 7/15/2041	5,396	5,193
Ginnie Mae I Pool 4% 7/15/2041	3,422	3,282
Ginnie Mae I Pool 4% 8/15/2041	7,850	7,562
Ginnie Mae I Pool 4% 8/15/2043	4,946	4,724
Ginnie Mae I Pool 4% 8/15/2043	3,209	3,075
Ginnie Mae I Pool 4% 9/15/2040	3,030	2,920
Ginnie Mae I Pool 4% 9/15/2041	40,115	38,556
Ginnie Mae I Pool 4% 9/15/2041	4,276	4,099
Ginnie Mae I Pool 4.5% 2/15/2040	17,864	17,663
Ginnie Mae I Pool 4.5% 2/15/2040	1,208	1,194
Ginnie Mae I Pool 4.5% 3/15/2040	156,818	154,971
Ginnie Mae I Pool 4.5% 3/15/2040	29,328	28,984
Ginnie Mae I Pool 4.5% 3/15/2040	16,453	16,251
Ginnie Mae I Pool 4.5% 3/15/2041	45,995	45,387
Ginnie Mae I Pool 4.5% 5/15/2039	1,743	1,723
Ginnie Mae I Pool 4.5% 5/15/2040	52,179	51,561
Ginnie Mae I Pool 4.5% 6/15/2040	94,988	93,851
Ginnie Mae I Pool 4.5% 6/15/2040	76,154	75,123
Ginnie Mae I Pool 4.5% 6/15/2040	74,032	73,160
Ginnie Mae I Pool 4.5% 6/15/2040	71,606	70,767
Ginnie Mae I Pool 4.5% 6/15/2040	48,801	48,207
Ginnie Mae I Pool 4.5% 6/15/2040	25,223	24,930
Ginnie Mae I Pool 4.5% 6/15/2040	16,120	15,928
Ginnie Mae I Pool 4.5% 6/15/2041	254,815	251,589
Ginnie Mae I Pool 4.5% 7/15/2040	77,906	76,984
Ginnie Mae I Pool 4.5% 7/15/2040	76,574	75,677
Ginnie Mae I Pool 4.5% 7/15/2040	51,788	51,178
Ginnie Mae I Pool 4.5% 7/15/2040	39,138	38,685
Ginnie Mae I Pool 4.5% 7/15/2040	28,984	28,642
Ginnie Mae I Pool 4.5% 7/15/2040	21,161	20,905
Ginnie Mae I Pool 4.5% 7/15/2040	3,337	3,294
Ginnie Mae I Pool 4.5% 8/15/2039	99,428	98,277
Ginnie Mae I Pool 4.5% 8/15/2039	65,378	64,643
Ginnie Mae I Pool 4.5% 8/15/2040	29,386	29,036
Ginnie Mae I Pool 4.5% 8/15/2040	5,712	5,654
Ginnie Mae I Pool 5% 11/15/2039	28,205	28,515
Ginnie Mae I Pool 5% 11/15/2039	19,793	20,005
Ginnie Mae I Pool 5% 4/15/2040	62,397	63,064
Ginnie Mae I Pool 5% 4/15/2040	24,598	24,862
Ginnie Mae I Pool 5% 4/20/2048	96,649	97,334
Ginnie Mae I Pool 5% 5/15/2039	16,119	16,290
Ginnie Mae I Pool 5% 6/15/2040	197,825	199,947
Ginnie Mae I Pool 5% 6/15/2040	9,784	9,889
Ginnie Mae I Pool 5% 6/15/2041	8,121	8,211
Ginnie Mae I Pool 5% 7/15/2039	25,468	25,738
Ginnie Mae I Pool 5% 7/15/2040	15,475	15,642
Ginnie Mae I Pool 5% 7/15/2040	2,097	2,120
Ginnie Mae I Pool 5% 9/15/2039	16,075	16,246
Ginnie Mae I Pool 5.5% 12/15/2038	933	956
Ginnie Mae I Pool 5.5% 9/15/2039	47,368	48,566
Ginnie Mae I Pool 6.5% 10/15/2034	15,965	16,710
Ginnie Mae I Pool 6.5% 7/15/2036	305	322
Ginnie Mae I Pool 7% 1/15/2028	10	10
Ginnie Mae I Pool 7% 10/15/2028	154	156
Ginnie Mae I Pool 7% 12/15/2027	34	34
Ginnie Mae I Pool 7% 12/15/2031	923	946
Ginnie Mae I Pool 7% 2/15/2028	60	60
Ginnie Mae I Pool 7% 4/20/2032	17,201	17,790
Ginnie Mae I Pool 7% 5/15/2028	46	46
Ginnie Mae I Pool 7% 5/15/2029	880	894
Ginnie Mae I Pool 7% 7/15/2028	356	359
Ginnie Mae I Pool 7% 7/15/2028	169	171
Ginnie Mae I Pool 7% 7/15/2029	69	70
Ginnie Mae I Pool 7% 7/15/2029	10	10
Ginnie Mae I Pool 7% 8/15/2028	108	109
Ginnie Mae I Pool 7% 8/15/2029	91	93
Ginnie Mae I Pool 7% 9/15/2028	3,524	3,569
Ginnie Mae I Pool 7% 9/15/2028	407	409
Ginnie Mae I Pool 7% 9/15/2028	42	43
Ginnie Mae I Pool 7.5% 11/15/2027	37	37
Ginnie Mae I Pool 7.5% 11/15/2029	563	579
Ginnie Mae I Pool 7.5% 12/15/2026	3	3
Ginnie Mae I Pool 7.5% 12/15/2028	203	205
Ginnie Mae I Pool 7.5% 3/15/2028	142	143
Ginnie Mae I Pool 7.5% 4/15/2028	183	186
Ginnie Mae I Pool 7.5% 7/15/2029	3,701	3,803
Ginnie Mae I Pool 7.5% 9/15/2027	6	6
Ginnie Mae I Pool 7.5% 9/15/2028	213	217
Ginnie Mae I Pool 8.5% 10/15/2028	327	332
Ginnie Mae I Pool 8.5% 11/15/2027	173	174
Ginnie Mae II Pool 2% 10/20/2050	12,988,686	10,675,597
Ginnie Mae II Pool 2% 11/20/2050	4,412,586	3,626,771
Ginnie Mae II Pool 2% 12/20/2050	7,224,946	5,938,292
Ginnie Mae II Pool 2% 6/1/2056 (b)	11,450,000	9,396,724
Ginnie Mae II Pool 2% 9/20/2050	1,319,711	1,084,690
Ginnie Mae II Pool 2.5% 12/20/2051	84,182	72,105
Ginnie Mae II Pool 2.5% 3/20/2052	24,260	20,780
Ginnie Mae II Pool 2.5% 4/20/2052	288,683	247,268
Ginnie Mae II Pool 2.5% 6/1/2056 (b)	25,950,000	22,209,650
Ginnie Mae II Pool 3% 1/20/2032	434,555	422,099
Ginnie Mae II Pool 3% 10/20/2031	143,829	139,872
Ginnie Mae II Pool 3% 11/20/2031	154,311	149,946
Ginnie Mae II Pool 3% 12/20/2031	233,856	227,333
Ginnie Mae II Pool 3% 12/20/2046	1,068,779	965,375
Ginnie Mae II Pool 3% 2/20/2031	17,802	17,373
Ginnie Mae II Pool 3% 3/20/2031	36,078	35,189
Ginnie Mae II Pool 3% 3/20/2050	744,080	663,952
Ginnie Mae II Pool 3% 4/20/2031	135,240	131,841
Ginnie Mae II Pool 3% 4/20/2052	5,350,507	4,762,202
Ginnie Mae II Pool 3% 5/20/2031	296,010	288,446
Ginnie Mae II Pool 3% 5/20/2051	1,582,553	1,409,659
Ginnie Mae II Pool 3% 6/1/2056 (b)	5,050,000	4,490,417
Ginnie Mae II Pool 3% 6/20/2050	11,854	10,577
Ginnie Mae II Pool 3% 6/20/2051	418,291	372,397
Ginnie Mae II Pool 3% 7/20/2031	3,818	3,718
Ginnie Mae II Pool 3% 7/20/2051	529,621	471,759
Ginnie Mae II Pool 3% 8/20/2031	45,401	44,188
Ginnie Mae II Pool 3% 8/20/2051	629,729	560,931
Ginnie Mae II Pool 3% 9/20/2031	18,174	17,682
Ginnie Mae II Pool 3% 9/20/2051	14,971	13,336
Ginnie Mae II Pool 3.5% 1/20/2044	10,190	9,528
Ginnie Mae II Pool 3.5% 10/20/2041	4,265	4,016
Ginnie Mae II Pool 3.5% 11/20/2041	161,756	152,345
Ginnie Mae II Pool 3.5% 11/20/2043	3,882	3,632
Ginnie Mae II Pool 3.5% 2/20/2043	135,098	126,691
Ginnie Mae II Pool 3.5% 3/20/2043	102,430	96,034
Ginnie Mae II Pool 3.5% 4/20/2043	163,313	153,080
Ginnie Mae II Pool 3.5% 4/20/2044	1,922	1,795
Ginnie Mae II Pool 3.5% 4/20/2046	11,760	10,843
Ginnie Mae II Pool 3.5% 5/20/2043	27,327	25,502
Ginnie Mae II Pool 3.5% 5/20/2046	22,093	20,370
Ginnie Mae II Pool 3.5% 5/20/2046	5,383	4,963
Ginnie Mae II Pool 3.5% 8/20/2043	9,536	8,929
Ginnie Mae II Pool 3.5% 9/20/2040	4,418	4,169
Ginnie Mae II Pool 3.5% 9/20/2043	26,203	24,523
Ginnie Mae II Pool 4% 1/20/2041	668,471	643,145
Ginnie Mae II Pool 4% 1/20/2046	17,566	16,724
Ginnie Mae II Pool 4% 10/20/2040	269,873	259,719
Ginnie Mae II Pool 4% 10/20/2041	315,051	302,673
Ginnie Mae II Pool 4% 11/20/2040	152,332	146,557
Ginnie Mae II Pool 4% 11/20/2044	374,235	357,154
Ginnie Mae II Pool 4% 12/20/2040	2,071	1,993
Ginnie Mae II Pool 4% 12/20/2044	10,118	9,657
Ginnie Mae II Pool 4% 12/20/2045	22,514	21,441
Ginnie Mae II Pool 4% 2/20/2041	45,478	43,747
Ginnie Mae II Pool 4% 3/20/2041	35,901	34,534
Ginnie Mae II Pool 4% 6/20/2045	985,608	939,750
Ginnie Mae II Pool 4% 7/20/2033	3,980	3,892
Ginnie Mae II Pool 4% 7/20/2044	54,347	51,929
Ginnie Mae II Pool 4% 8/20/2041	6,696	6,433
Ginnie Mae II Pool 4% 8/20/2043	20,264	19,396
Ginnie Mae II Pool 4% 8/20/2044	24,203	23,112
Ginnie Mae II Pool 4% 8/20/2045	242,203	230,733
Ginnie Mae II Pool 4% 8/20/2048	1,015,904	963,222
Ginnie Mae II Pool 4% 9/20/2040	211,702	203,728
Ginnie Mae II Pool 4.5% 11/20/2039	1,394	1,376
Ginnie Mae II Pool 4.5% 11/20/2040	108,989	107,502
Ginnie Mae II Pool 4.5% 2/20/2041	86,951	85,753
Ginnie Mae II Pool 4.5% 3/20/2041	8,563	8,445
Ginnie Mae II Pool 4.5% 3/20/2046	3,167	3,116
Ginnie Mae II Pool 4.5% 4/20/2035	5,674	5,622
Ginnie Mae II Pool 4.5% 5/20/2040	9,292	9,169
Ginnie Mae II Pool 4.5% 5/20/2041	115,182	113,580
Ginnie Mae II Pool 4.5% 5/20/2042	8,025	7,913
Ginnie Mae II Pool 4.5% 6/20/2041	4,852	4,784
Ginnie Mae II Pool 4.5% 9/20/2039	2,613	2,579
Ginnie Mae II Pool 4.5% 9/20/2040	47,351	46,710
Ginnie Mae II Pool 5% 12/20/2054	1,542,223	1,527,063
Ginnie Mae II Pool 5% 6/1/2056 (b)	22,200,000	21,928,223
Ginnie Mae II Pool 5% 7/1/2056 (b)	8,000,000	7,892,062
Ginnie Mae II Pool 5.5% 12/20/2054	1,134,118	1,145,726
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	60,900,000	61,278,475
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	40,650,000	40,834,348
Ginnie Mae II Pool 6% 12/20/2054	1,060,626	1,086,995
Ginnie Mae II Pool 6% 6/1/2056 (b)	28,650,000	29,186,514
Ginnie Mae II Pool 6% 7/1/2056 (b)	18,850,000	19,192,685
Ginnie Mae II Pool 7% 2/20/2032	5,123	5,299
Ginnie Mae II Pool 7% 3/20/2032	2,656	2,747
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	93,675,000	74,950,979
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	68,250,000	54,589,339
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	2,700,000	2,261,144
Uniform Mortgage Backed Securities 3% 6/1/2056 (b)	1,050,000	917,437
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (b)	3,200,000	2,910,250
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (b)	10,900,000	10,467,406
Uniform Mortgage Backed Securities 5% 6/1/2041 (b)	13,100,000	13,167,546
Uniform Mortgage Backed Securities 5% 6/1/2056 (b)	21,625,000	21,283,732
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	2,050,000	2,057,928
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (b)	2,000,000	2,009,688
TOTAL UNITED STATES		918,279,098
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $915,124,097)		918,279,098

U.S. Treasury Obligations - 6.3%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2045	4.65 to 4.99	890,000	850,506
US Treasury Bonds 4.75% 2/15/2056	4.69	1,720,000	1,657,650
US Treasury Bonds 4.75% 8/15/2055	4.86	300,000	288,855
US Treasury Bonds 4.875% 8/15/2045	4.75 to 4.84	2,030,000	2,004,546
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	3,034,763	2,824,230
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	988,333	920,215
US Treasury Notes 3.5% 2/28/2031	3.95	5,970,000	5,809,090
US Treasury Notes 3.5% 3/15/2029	3.88	3,940,000	3,883,670
US Treasury Notes 3.75% 2/28/2033	3.89 to 3.92	6,900,000	6,691,113
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.91	25,290,000	25,169,477
US Treasury Notes 4.125% 2/15/2036	4.61	950,000	926,695
US Treasury Notes 4.125% 4/30/2033	4.24 to 4.49	5,340,000	5,289,938
US Treasury Notes 4.25% 3/31/2033	4.17	840,000	838,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $57,679,092)			57,154,673

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $28,957,356)	3.67	28,951,566	28,957,357

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	1,300,000	30,793
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,250,000	134,533
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	6,760,000	166,644
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	3,370,000	80,613
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	6,020,000	366,504
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	3,280,000	197,264
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	11,720,000	130,831
Option on an interest rate swap with Goldman Sachs Bank USA to pay a annually fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	11,700,000	81,902
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.962% and receive annually a floating rate based on US SOFR Index, expiring May 2029	5/2028	39,030,000	182,443
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/2030	4,900,000	167,860
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	2,400,000	60,748
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,640,000	69,621
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	5,670,000	183,434

TOTAL PURCHASED SWAPTIONS (Cost $1,898,222)			1,853,190

TOTAL INVESTMENT IN SECURITIES - 145.7% (Cost $1,320,237,952)	1,325,570,765
NET OTHER ASSETS (LIABILITIES) - (45.7)%	(415,126,888)
NET ASSETS - 100.0%	910,443,877

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 6/1/2056	(8,000,000)	(7,902,062)
Ginnie Mae II Pool 5.5% 6/1/2056	(40,650,000)	(40,902,628)
Ginnie Mae II Pool 6% 6/1/2056	(19,050,000)	(19,406,740)
Uniform Mortgage Backed Securities 2% 6/1/2056	(89,750,000)	(71,810,519)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(2,700,000)	(2,261,144)
Uniform Mortgage Backed Securities 3% 6/1/2056	(1,050,000)	(917,438)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(1,625,000)	(1,560,508)
Uniform Mortgage Backed Securities 5% 6/1/2041	(10,050,000)	(10,101,820)
Uniform Mortgage Backed Securities 5% 6/1/2056	(17,825,000)	(17,543,700)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(15,000,000)	(15,072,657)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(187,479,216)

TOTAL TBA SALE COMMITMENTS (Proceeds $186,054,570)		(187,479,216)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,270,000	(138,259)

Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	5,000,000	(295,665)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,900,000	(95,084)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,100,000	(229,155)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,270,000	(125,001)

TOTAL CALL SWAPTIONS			(744,905)
TOTAL WRITTEN SWAPTIONS (Cost $(967,705))			(883,164)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	544	9/2026	112,404,000	122,844
CBOT US Treasury Long Bond Contracts (United States)	4	9/2026	449,625	8,242
CBOT US Treasury Ultra Bond Contracts (United States)	138	9/2026	15,809,625	264,428
TOTAL LONG				395,514
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(99)	9/2026	(10,879,172)	(43,108)
TOTAL FUTURES CONTRACTS				352,406

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	15,146	(6,471)	8,675
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	15,146	(14,490)	656
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	15,146	(14,308)	838
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,913	(7,427)	8,486
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	23,869	(11,460)	12,409
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	23,869	(11,290)	12,579
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	7,956	(3,763)	4,193
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	47,739	(21,215)	26,524
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	200,000	15,913	(9,636)	6,277
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	63,652	(83,036)	(19,384)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	400,000	31,826	(29,411)	2,415

TOTAL BUY PROTECTION							276,175	(212,507)	63,668
Sell Protection
CMBX BBB- Series 16 Index	NR	4/2065	Morgan Stanley Capital Services LLC	3%	Monthly	50,000	(9,164)	7,463	(1,701)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	100,000	(22,158)	20,999	(1,159)
CMBX BB Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	5%	Monthly	300,000	(66,474)	64,438	(2,036)
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly	200,000	(44,316)	42,619	(1,697)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	100,000	(23,731)	23,892	161
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	350,000	(83,058)	81,708	(1,350)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(6,270)	16,634	10,364
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(11,645)	20,232	8,587
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(3,583)	5,007	1,424
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(21,498)	31,018	9,520
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,000,000	(26,873)	43,894	17,021
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(5,375)	10,884	5,509
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	800,000	(7,166)	10,202	3,036
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(4,479)	3,782	(697)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,900,000	(17,020)	17,476	456

TOTAL SELL PROTECTION							(352,810)	400,248	47,438
TOTAL CREDIT DEFAULT SWAPS							(76,635)	187,741	111,106

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	146,493,000	1,354,856	0	1,354,856
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	530,000	3,434	0	3,434
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2041	2,370,000	(17,782)	0	(17,782)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2046	670,000	(16,066)	0	(16,066)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	8,120,000	38,945	0	38,945
TOTAL INTEREST RATE SWAPS							1,363,387	0	1,363,387

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,208,329.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $899,277.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,299,919.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,338,045 or 11.0% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,308,947	510,221,709	517,575,776	713,831	2,477	-	28,957,357	28,951,566	0.0%
Total	36,308,947	510,221,709	517,575,776	713,831	2,477	-	28,957,357

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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